N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2020

Item 1. REPORT TO SHAREHOLDERS

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Semi-Annual Report | January 31, 2020

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 151 N. Franklin Street, Suite 575 Chicago, IL 60606

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund”, and collectively the “Funds”) for the six months ended January 31, 2020. Each Fund’s portfolio and related financial statements are presented within for your review.

Economic Recap

During the six-month period, the U.S. economy continued to grow as economic activity rose at a moderate rate and the labor market remained strong as noted by the Federal Open Market Committee (“FOMC”) in their January 29th statement. However, the FOMC cited “implications of global developments” as well as muted inflation pressures as they lowered the federal funds rate twice during the period taking the fed funds target rate to 1-1/2 to 1-3/4 percent as of the end of January.

Municipal Bond Market Recap

During the six-month period, the municipal bond market posted strong returns, with five of the six months posting positive returns. Longer investment grade bonds performed best during the period, followed by intermediate, and finally shorter maturity bonds. Higher rated investment grade bonds performed in line with their lower rated, counterparts throughout the curve. Municipal bonds performed well as rates declined during the period on a dovish tone from the Federal Reserve. Other factors contributing to positive performance for municipal bonds was strong demand and persistent net negative issuance, in which more municipal bonds are maturing or being called than are being issued.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of 2.34%*, 1.84%*, 1.99%*, 2.29%*, 2.17%*, and 2.07%* for Class A shares and 2.47%*, 1.97%*, 2.22%*, 2.42%*, 2.30%*, and 2.10%* for Class I shares, respectively, during the semi-annual period ended January 31. This compares to the Bloomberg Barclays Capital Municipal Index’s return of 3.35% and the Morningstar Municipal Single State Intermediate Category which returned 2.37% for the period. The Funds underperformed the index during the period due to having a lower duration than the index. Additionally, the index is unmanaged and it is not possible to invest directly in an unmanaged index.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $518,400 ($622,050 for married filing jointly) in 2020 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 1.52% falls to approximately 0.90% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18%, 1.41%, 1.21%, 1.20%, 1.17%, and 1.32% respectively, for Class A, and 0.93%, 1.16%, 0.96%, 0.95%, 0.92%, and 1.09% respectively, for Class I. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively, for Class A and 0.73%, 0.73%, 0.73%, 0.73%, 0.73%, and 0.73%, respectively, for Class A. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A and 0.73% for Class I of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	6.46%	3.58%	2.53%	3.30%	4.08%
Class A With sales charge (2.50%)	3.80%	2.73%	2.02%	3.04%	3.99%
Class I Without sales charge	6.63%	N/A	N/A	N/A	3.82%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.18% and 0.93%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	4.90%	2.92%	1.77%	2.85%	4.13%
Class A With sales charge (2.50%)	2.30%	2.04%	1.25%	2.59%	4.03%
Class I Without sales charge	5.06%	N/A	N/A	N/A	2.96%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.41% and 1.16%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	5.85%	3.73%	2.43%	3.34%	3.62%
Class A With sales charge (2.50%)	3.25%	2.87%	1.92%	3.07%	3.52%
Class I Without sales charge	6.12%	N/A	N/A	N/A	3.69%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.21% and 0.96%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	6.79%	3.73%	2.59%	3.61%	3.87%
Class A With sales charge (2.50%)	4.16%	2.84%	2.08%	3.35%	3.76%
Class I Without sales charge	7.05%	N/A	N/A	N/A	3.87%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.20% and 0.95%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	6.25%	3.64%	2.42%	3.43%	3.83%
Class A With sales charge (2.50%)	3.64%	2.78%	1.89%	3.17%	3.70%
Class I Without sales charge	6.52%	3.86%	N/A	N/A	2.38%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2020

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	5.67%	3.17%	2.31%	3.24%	3.88%
Class A With sales charge (2.50%)	3.01%	2.31%	1.80%	2.98%	3.75%
Class I Without sales charge	5.83%	3.43%	N/A	N/A	2.11%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.32% and 1.09%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2020 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2020 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2020 (unaudited)

General Obligation	40.6%
Health Care	17.9%
Utilities	13.5%
Other Revenue	9.5%
Pre-Refunded	9.2%
Cash Equivalents and Other	5.3%
Education	2.6%
Transportation	1.4%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2020 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.7%)

Education (2.6%)
Johnson County Community College Foundation Inc 4.000% 11/15/2023	$870,000	$966,666
Kansas Development Finance Authority 5.000% 06/01/2027	250,000	264,055
Kansas Development Finance Authority 3.000% 10/01/2044	500,000	516,155
		1,746,876
General Obligation (40.6%)
*Allen County Unified School District No 257 3.000% 09/01/2038	1,000,000	1,043,170
City of Bonner Springs KS 3.000% 09/01/2044	1,060,000	1,107,234
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027	250,000	297,023
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028	250,000	294,798
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029	250,000	292,695
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030	250,000	291,498
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031	500,000	579,950
County of Clay KS 4.000% 10/01/2036	500,000	546,430
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030	250,000	285,437
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040	3,000,000	3,511,620
Geary County Unified School District No 475 4.000% 09/01/2033	350,000	394,706
Greenwood County Unified School District No 389 Eureka 4.000% 09/01/2021	150,000	156,285
City of Hillsboro KS 3.000% 09/01/2024	100,000	104,592
City of Hillsboro KS 3.000% 09/01/2027	225,000	236,183
City of Hillsboro KS 3.000% 09/01/2028	230,000	239,195
City of Hillsboro KS 3.000% 09/01/2029	240,000	247,346
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039	2,000,000	2,417,440
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025	250,000	289,107
City of Junction City KS 5.000% 09/01/2025	5,000	5,003
Leavenworth County Unified School District No 453 4.000% 09/01/2037	650,000	732,654
Leavenworth County Unified School District No 464 4.000% 09/01/2031	500,000	570,150
County of Linn KS 3.000% 07/01/2036	1,100,000	1,158,872
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2039	750,000	843,382
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048	1,000,000	1,109,150
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,710
Neosho County Unified School District No 413 4.000% 09/01/2031	250,000	270,605
Rice County Unified School District No 444 4.000% 09/01/2031	710,000	837,736
Riley County Unified School District No 378 Riley 4.000% 09/01/2028	680,000	808,874
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039	1,000,000	1,136,480
County of Scott KS 5.000% 04/01/2032	500,000	601,655
Sedgwick County Unified School District No 261 Haysville 5.000% 11/01/2021	5,000	5,010
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035	405,000	468,265
County of Seward KS 5.000% 08/01/2034	240,000	245,222
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034	500,000	555,170
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	93,825
City of South Hutchinson KS 4.000% 10/01/2038	355,000	389,985
County of Thomas KS 3.000% 12/01/2047	1,000,000	1,025,010
City of Topeka KS 3.000% 08/15/2020	500,000	505,225
City of Topeka KS 3.000% 08/15/2021	1,000,000	1,030,590
City of Topeka KS 3.000% 08/15/2022	500,000	525,325
City of Wichita KS 4.500% 09/01/2022	150,000	150,075
City of Wichita KS 4.750% 09/01/2027	180,000	180,079
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,237,920
		26,831,681
Health Care (17.9%)
Ashland Public Building Commission 5.000% 09/01/2030	1,020,000	1,121,908
Ashland Public Building Commission 5.000% 09/01/2035	500,000	544,670
Ashland Public Building Commission 5.000% 09/01/2032	550,000	616,649
Kansas Development Finance Authority 5.000% 03/01/2028	755,000	757,590
Kansas Development Finance Authority 4.125% 11/15/2027	100,000	108,269
City of Lawrence KS 5.000% 07/01/2043	1,500,000	1,813,590
City of Manhattan KS 5.000% 11/15/2023	250,000	278,110
City of Manhattan KS 5.000% 11/15/2024	250,000	278,267
City of Manhattan KS 5.000% 11/15/2029	500,000	550,770
City of Olathe KS 4.000% 09/01/2028	250,000	260,980
City of Olathe KS 4.000% 09/01/2030	295,000	306,962
University of Kansas Hospital Authority 4.000% 09/01/2040	500,000	544,085
University of Kansas Hospital Authority 5.000% 09/01/2035	500,000	582,500
University of Kansas Hospital Authority 4.000% 09/01/2048	1,000,000	1,111,240
University of Kansas Hospital Authority 5.000% 09/01/2048	2,000,000	2,442,940
University of Kansas Hospital Authority 3.000% 03/01/2041	500,000	511,265
		11,829,795
Other Revenue (9.5%)
Dickson County Public Building Commission 4.000% 08/01/2038	750,000	861,337
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	436,987
Kansas Development Finance Authority 4.125% 05/01/2031	500,000	503,815
Kansas Development Finance Authority 3.000% 11/01/2033	1,000,000	1,062,740
City of Manhattan KS 5.000% 12/01/2026	395,000	395,932
City of Manhattan KS 4.500% 12/01/2025	500,000	515,025
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,032,940
Topeka Public Building Commission 5.000% 06/01/2022	255,000	257,871
Washington County Public Building Commission 4.000% 09/01/2028	100,000	107,496
City of Wichita KS 4.000% 09/01/2038	1,000,000	1,104,520
		6,278,663
Pre-Refunded (9.2%)
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	135,000	149,614
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	140,000	155,155
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029	115,000	127,418
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034	110,000	121,878
Kansas Power Pool 5.000% 12/01/2031	750,000	775,208
Leavenworth County Unified School District No 458 5.000% 09/01/2029	500,000	572,200
Leavenworth County Unified School District No 469 4.000% 09/01/2030	320,000	343,994
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	135,000	143,845
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	105,000	111,896
City of Olathe KS 4.000% 09/01/2030	150,000	157,037
County of Seward KS 5.000% 08/01/2034	260,000	265,530
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039	500,000	542,675
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	85,000	93,741
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033	330,000	364,023
Washington County Public Building Commission 5.000% 09/01/2032	500,000	553,585
Washington County Public Building Commission 5.000% 09/01/2037	400,000	441,780
Washington County Public Building Commission 4.000% 09/01/2028	500,000	540,025
City of Wichita KS 5.000% 11/15/2029	300,000	320,841
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025	250,000	285,530
		6,065,975
Transportation (1.4%)
State of Kansas Department of Transportation 5.000% 09/01/2033	500,000	598,740
State of Kansas Department of Transportation 5.000% 09/01/2035	250,000	298,565
		897,305
Utilities (13.5%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038	1,000,000	1,136,690
Kansas Municipal Energy Agency 5.000% 04/01/2030	250,000	297,935
Kansas Municipal Energy Agency 5.000% 04/01/2032	500,000	589,405
Kansas Municipal Energy Agency 5.000% 04/01/2033	745,000	876,001
Kansas Municipal Energy Agency 5.000% 04/01/2038	1,000,000	1,161,330
Kansas Municipal Energy Agency 5.000% 04/01/2035	300,000	350,883
Kansas Power Pool 4.500% 12/01/2028	500,000	513,385
Kansas Power Pool 4.000% 12/01/2031	500,000	564,580
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	551,920
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036	250,000	264,822
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032	1,250,000	1,371,962
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035	500,000	585,390
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028	500,000	615,610
		8,879,913

TOTAL MUNICIPAL BONDS (COST: $58,836,728)		$62,530,208

OTHER ASSETS LESS LIABILITIES (5.3%)		$3,483,247

NET ASSETS (100.0%)		$66,013,455

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of January 31, 2020 there were no such purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2020 (unaudited)

General Obligation	29.3%
Health Care	21.7%
Education	18.7%
Housing	11.4%
Utilities	5.4%
Cash Equivalents and Other	4.1%
Transportation	3.8%
Other Revenue	3.8%
Pre-Refunded	1.8%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2020 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.9%)

Education (18.7%)
Maine Educational Loan Authority 4.450% 12/01/2025	$100,000	$102,709
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039	750,000	864,105
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034	250,000	288,633
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	250,000	262,778
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024	270,000	291,651
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,166,944
		2,976,820
General Obligation (29.3%)
City of Auburn ME 4.500% 09/01/2022	100,000	109,371
Town of Bar Harbor ME 4.000% 10/15/2022	105,000	113,857
Town of Bar Harbor ME 4.000% 10/15/2023	140,000	156,122
City of Biddeford ME 4.000% 10/01/2026	250,000	298,010
Town of Brunswick ME 2.500% 11/01/2041	500,000	504,580
City of Lewiston ME 2.750% 03/15/2038	100,000	101,907
City of Lewiston ME 2.750% 03/15/2039	250,000	253,500
City of Lewiston ME 2.750% 03/15/2040	250,000	253,010
State of Maine 4.000% 06/01/2020	150,000	151,557
City of Portland ME 4.250% 05/01/2029	150,000	150,377
City of Portland ME 4.125% 10/01/2029	100,000	100,106
City of Portland ME 5.000% 08/01/2021	125,000	133,571
City of Portland ME 5.000% 08/01/2022	125,000	133,776
Regional School Unit No 26 3.000% 09/01/2044	475,000	495,463
City of Saco ME 4.000% 04/01/2028	100,000	100,551
Town of Scarborough ME 4.000% 11/01/2028	100,000	110,886
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	113,062
*Maine School Administrative District No 28 4.000% 05/01/2036	500,000	574,970
City of Waterville ME 4.000% 07/01/2025	135,000	141,857
City of Waterville ME 4.000% 06/01/2024	115,000	130,221
Wells Ogunquit Community School District 3.000% 11/01/2023	400,000	430,248
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	115,339
		4,672,341
Health Care (21.7%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	190,000	192,681
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	190,000	193,697
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	250,000	254,420
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2040	250,000	254,120
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029	1,000,000	1,150,050
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030	500,000	577,770
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031	500,000	572,125
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039	250,000	259,945
		3,454,808
Housing (11.4%)
Maine State Housing Authority 4.000% 11/15/2035	435,000	462,562
Maine State Housing Authority 3.000% 11/15/2036	400,000	412,380
*Maine State Housing Authority 4.000% 11/15/2044	500,000	536,515
Maine State Housing Authority 3.350% 11/15/2044	155,000	158,630
Maine State Housing Authority 5.000% 06/15/2024	250,000	253,942
		1,824,029
Other Revenue (3.8%)
Maine Governmental Facilities Authority 4.000% 10/01/2024	200,000	210,094
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	132,110
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	140,315
Maine Municipal Bond Bank 5.000% 11/01/2027	100,000	120,143
Maine Municipal Bond Bank 4.900% 11/01/2024	5,000	5,013
		607,675
Pre-Refunded (1.8%)
Town of Gorham ME 4.000% 10/01/2023	100,000	102,319
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2020	50,000	50,882
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	10,000	10,156
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	10,000	10,187
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	17,160
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026	100,000	103,950
		294,654
Transportation (3.8%)
Maine Turnpike Authority 4.000% 07/01/2032	250,000	273,412
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	109,838
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	112,592
City of Portland ME General Airport Revenue 5.000% 07/01/2024	100,000	112,509
		608,351
Utilities (5.4%)
Kennebunk Light & Power District 5.000% 08/01/2022	315,000	316,273
Portland Water District 3.000% 11/01/2039	500,000	540,275
		856,548

TOTAL MUNICIPAL BONDS (COST: $14,554,324)		$15,295,226

OTHER ASSETS LESS LIABILITIES (4.1%)		$657,528

NET ASSETS (100.0%)		$15,952,754

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of July 31, 2018 there were no such purchases.
#When-issued purchase as of January 31, 2020

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2020 (unaudited)

General Obligation	34.3%
Utilities	25.3%
Pre-Refunded	23.9%
Health Care	6.0%
Transportation	3.6%
Cash Equivalents and Other	3.4%
Housing	2.1%
Other Revenue	0.9%
Education	0.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2020 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.6%)

Education (0.5%)
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030	$250,000	$266,250

General Obligation (34.3%)
Plattsmouth School District 3.000% 12/15/2039	1,000,000	1,024,350
#Ponca Public Schools 3.000% 12/15/2026	355,000	384,483
Fremont School District 1.100% 12/15/2020	100,000	100,104
*Omaha School District 5.000% 12/15/2029	1,630,000	2,046,253
Omaha School District 3.000% 12/15/2042	1,000,000	1,049,500
Elkhorn School District 4.000% 12/15/2034	300,000	336,372
Elkhorn School District 4.000% 12/15/2030	500,000	577,355
Elkhorn School District 4.000% 12/15/2034	500,000	586,965
Elkhorn School District 4.000% 12/15/2037	300,000	353,652
Elkhorn School District 5.000% 06/15/2022	475,000	519,617
Douglas County School District No 59/NE 3.500% 06/15/2043	500,000	521,475
Westside Community Schools 5.000% 12/01/2038	235,000	268,676
Westside Community Schools 5.000% 12/01/2039	250,000	285,375
Hall County Airport Authority 5.000% 07/15/2030	410,000	436,306
Hall County Airport Authority 5.000% 07/15/2031	435,000	458,725
County of Kearney NE 4.000% 06/01/2024	350,000	390,628
Knox County School District N0 576 4.000% 12/15/2038	590,000	636,634
Lancaster County School District 001 5.000% 01/15/2023	750,000	839,715
City of Lincoln NE 3.000% 12/01/2039	685,000	726,532
Superior Public Schools 1.450% 12/15/2022	340,000	342,921
City of Omaha NE 4.000% 04/15/2037	500,000	582,850
City of Omaha NE 5.000% 04/15/2027	955,000	1,191,143
City of Omaha NE 5.000% 04/15/2028	500,000	620,225
City of Omaha NE 3.750% 01/15/2038	500,000	548,090
Polk County School District No 19 3.000% 06/15/2039	455,000	464,919
Gretna Public Schools 5.000% 12/15/2035	250,000	297,222
Sarpy County School District No 1 3.500% 12/15/2035	250,000	268,707
Scotts Bluff County School District No 32 5.000% 12/01/2031	250,000	300,002
City of Sidney NE 4.000% 12/15/2036	1,250,000	1,307,075
		17,465,871
Health Care (6.0%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027	200,000	245,216
Lincoln County Hospital Authority No 1 5.000% 11/01/2023	250,000	268,003
Lincoln County Hospital Authority No 1 5.000% 11/01/2024	250,000	268,185
Lincoln County Hospital Authority No 1 5.000% 11/01/2025	250,000	268,617
Lincoln County Hospital Authority No 1 5.000% 11/01/2032	250,000	263,157
Madison County Hospital Authority No 1 5.000% 07/01/2031	500,000	576,375
Madison County Hospital Authority No 1 5.000% 07/01/2032	335,000	385,320
Madison County Hospital Authority No 1 5.000% 07/01/2033	450,000	516,807
Madison County Hospital Authority No 1 5.000% 07/01/2034	215,000	247,583
		3,039,263
Housing (2.1%)
Nebraska Investment Finance Authority 3.850% 03/01/2038	515,000	544,139
#Nebraska Investment Finance Authority 3.450% 09/01/2033	500,000	542,360
		1,086,499
Other Revenue (0.9%)
Papillion Municipal Facilities Corp 3.000% 12/15/2034	435,000	453,370

Pre-refunded (23.9%)
County of Douglas NE 5.500% 07/01/2030	350,000	356,811
*County of Douglas NE 5.875% 07/01/2040	1,500,000	1,531,455
Grand Island Public Schools 5.000% 12/15/2033	500,000	596,710
Grand Island Public Schools 5.000% 12/15/2039	500,000	596,710
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037	1,000,000	1,095,560
City of Lincoln NE 5.500% 08/15/2031	500,000	522,925
West Haymarket Joint Public Agency 5.000% 12/15/2042	750,000	807,555
*City of Omaha NE 5.000% 02/01/2027	1,000,000	1,083,580
Papio Missouri River Natural Resource District 4.000% 12/15/2030	1,000,000	1,011,180
University of Nebraska 5.000% 07/01/2035	1,500,000	1,792,245
University of Nebraska 5.000% 05/15/2035	500,000	601,865
University of Nebraska 5.000% 05/15/2033	250,000	301,080
University of Nebraska 4.500% 05/15/2030	250,000	252,565
University of Nebraska 5.000% 05/15/2035	275,000	278,217
University of Nebraska 5.000% 07/01/2042	1,000,000	1,070,610
University of Nebraska 5.000% 07/01/2038	250,000	273,690
		12,172,758
Transportation (3.6%)
Omaha Airport Authority 5.000% 12/15/2027	500,000	621,935
Omaha Airport Authority 5.000% 12/15/2036	1,000,000	1,203,360
		1,825,295
Utilities (25.3%)
*Central Plains Energy Project 5.000% 09/01/2027	2,000,000	2,159,580
Central Plains Energy Project 5.250% 09/01/2037	500,000	542,110
Central Plains Energy Project 5.000% 09/01/2042	500,000	543,465
City of Columbus NE Combined Revenue 4.000% 12/15/2032	100,000	114,499
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026	250,000	287,985
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032	500,000	534,530
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025	275,000	307,689
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027	400,000	445,336
Metropolitan Utilities District of Omaha 4.000% 12/15/2026	250,000	272,967
Municipal Energy Agency of Nebraska 5.000% 04/01/2030	500,000	545,105
Municipal Energy Agency of Nebraska 5.000% 04/01/2032	100,000	108,573
Nebraska Public Power District 5.000% 01/01/2041	250,000	295,668
*Nebraska Public Power District 5.000% 01/01/2036	2,355,000	2,792,583
Nebraska Public Power District 5.000% 01/01/2030	500,000	541,935
City of Omaha NE Sewer Revenue 5.000% 11/15/2029	250,000	293,708
City of Omaha NE Sewer Revenue 5.000% 11/15/2030	250,000	295,645
City of Omaha NE Sewer Revenue 5.000% 11/15/2031	500,000	587,870
City of Omaha NE Sewer Revenue 4.000% 04/01/2035	250,000	280,922
City of Omaha NE Sewer Revenue 1.050% 04/01/2020	250,000	250,077
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032	250,000	294,505
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031	445,000	539,732
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032	400,000	453,240
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035	365,000	411,359
		12,899,083

TOTAL MUNICIPAL BONDS (COST: $46,502,931)		$49,208,389

OTHER ASSETS LESS LIABILITIES (3.4%)		$1,709,114

NET ASSETS (100.0%)		$50,917,503

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
#When-issued purchase as of January 31, 2020.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2020 (unaudited)

Other Revenue	27.3%
Utilities	18.8%
Transportation	12.3%
Education	12.2%
General Obligation	9.0%
Health Care	7.0%
Pre-Refunded	6.5%
Cash Equivalents and Other	5.2%
Housing	1.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2020 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.8%)

Education (12.2%)
Oklahoma Agricultural & Mechanical Colleges 4.400% 08/01/2039	$630,000	$637,913
*Oklahoma City Community College/OK 4.375% 07/01/2030	750,000	760,080
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	574,505
Oklahoma Development Finance Authority 5.000% 06/01/2029	250,000	292,955
Oklahoma Development Finance Authority 5.000% 06/01/2034	500,000	577,085
Oklahoma Development Finance Authority 5.000% 06/01/2039	500,000	572,690
Oklahoma Development Finance Authority 4.000% 08/01/2030	280,000	310,736
Oklahoma Development Finance Authority 4.000% 08/01/2031	290,000	320,166
Oklahoma Development Finance Authority 4.000% 08/01/2032	305,000	335,890
Oklahoma Development Finance Authority 4.000% 08/01/2033	315,000	346,043
Oklahoma State University 5.000% 08/01/2032	250,000	320,383
University of Oklahoma/The 5.000% 07/01/2037	290,000	308,583
University of Oklahoma/The 5.000% 07/01/2036	500,000	588,640
University of Oklahoma/The 4.000% 07/01/2040	650,000	716,677
University of Oklahoma/The 5.000% 07/01/2038	500,000	588,405
		7,250,751
General Obligation (9.0%)
City of Broken Arrow OK 4.000% 12/01/2037	605,000	686,082
City of Broken Arrow OK 4.000% 12/01/2038	610,000	689,758
City of Broken Arrow OK 2.000% 12/01/2021	500,000	508,110
City of Broken Arrow OK 4.000% 12/01/2020	655,000	669,489
City of Broken Arrow OK 4.125% 08/01/2031	180,000	188,008
City of Broken Arrow OK 3.125% 12/01/2035	575,000	614,842
City of Lawton OK 2.000% 12/01/2022	500,000	512,400
City of Midwest City OK 3.000% 06/01/2041	500,000	521,955
City of Nichols Hills OK 4.000% 07/01/2022	650,000	692,829
City of Perkins OK 3.000% 06/01/2033	125,000	135,643
City of Perkins OK 3.000% 06/01/2034	115,000	124,680
		5,343,796
Health Care (7.0%)
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	426,482
Oklahoma Development Finance Authority 5.000% 08/15/2029	250,000	295,335
Oklahoma Development Finance Authority 4.000% 08/15/2038	250,000	273,520
Oklahoma Development Finance Authority 5.000% 08/15/2029	345,000	429,277
Oklahoma Development Finance Authority 5.000% 08/15/2033	175,000	210,663
Oklahoma Development Finance Authority 4.000% 08/15/2048	825,000	907,261
Oklahoma Development Finance Authority 5.000% 07/01/2035	250,000	277,900
Tulsa County Industrial Authority 4.600% 02/01/2035	250,000	250,000
Tulsa County Industrial Authority 3.000% 02/01/2021	270,000	275,252
Tulsa County Industrial Authority 3.000% 02/01/2022	320,000	332,122
Tulsa County Industrial Authority 3.000% 02/01/2037	500,000	511,910
		4,189,722
Housing (1.7%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039	1,000,000	1,035,050

Other Revenue (27.3%)
Bryan County School Finance Authority 4.000% 12/01/2028	385,000	461,931
Bryan County School Finance Authority 4.000% 12/01/2029	415,000	503,802
Bryan County School Finance Authority 4.000% 12/01/2030	435,000	523,992
Caddo County Governmental Building Authority 5.000% 09/01/2040	1,010,000	1,193,881
Elk City Industrial Authority 3.000% 05/01/2034	1,050,000	1,099,497
Elk City Industrial Authority 3.000% 05/01/2039	425,000	432,306
Goldsby Public Works Authority 3.000% 08/01/2021	165,000	167,376
Grady County School Finance Authority 5.000% 09/01/2032	370,000	462,596
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033	250,000	263,757
Leflore County Public Facility Authority 3.000% 12/01/2032	500,000	537,015
McClain County Economic Development Authority 4.000% 09/01/2021	400,000	417,144
City of Oklahoma City OK 5.000% 03/01/2032	250,000	250,975
City of Oklahoma City OK 5.000% 03/01/2034	500,000	501,675
City of Oklahoma City OK 5.000% 03/01/2033	250,000	250,872
Oklahoma City Public Property Authority 5.000% 10/01/2027	350,000	425,712
Oklahoma City Public Property Authority 5.000% 10/01/2028	400,000	484,320
Oklahoma City Public Property Authority 5.000% 10/01/2029	625,000	752,556
Oklahoma City Public Property Authority 5.000% 10/01/2036	230,000	272,334
Oklahoma City Public Property Authority 5.000% 10/01/2039	835,000	979,789
Oklahoma Development Finance Authority 4.000% 06/01/2038	725,000	835,425
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035	530,000	676,465
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045	500,000	571,665
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043	500,000	548,605
Okmulgee County Governmental Building Authority 4.250% 12/01/2035	500,000	542,585
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,059,419
Sand Springs Municipal Authority 4.250% 01/01/2035	250,000	269,437
Sand Springs Municipal Authority 4.000% 01/01/2036	500,000	534,695
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	598,779
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	586,500
		16,205,105
Pre-refunded (6.5%)
Collinsville Municipal Authority 5.000% 03/01/2035	275,000	276,037
Collinsville Municipal Authority 5.000% 03/01/2040	250,000	250,942
*Grand River Dam Authority 5.250% 06/01/2040	2,000,000	2,027,240
Oklahoma Development Finance Authority 5.000% 02/15/2042	250,000	270,715
Oklahoma Turnpike Authority 5.000% 01/01/2030	250,000	259,732
Oklahoma Water Resources Board 4.000% 04/01/2025	150,000	160,489
Pawnee County Public Programs Authority 4.875% 02/01/2030	145,000	145,000
*Rogers County Industrial Development Authority 4.900% 04/01/2035	500,000	503,365
		3,893,520
Transportation (12.3%)
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024	800,000	846,272
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025	1,000,000	1,057,780
Oklahoma Turnpike Authority 5.000% 01/01/2028	250,000	259,182
Oklahoma Turnpike Authority 4.000% 01/01/2042	1,000,000	1,131,510
Oklahoma Turnpike Authority 4.000% 01/01/2038	100,000	113,989
Tulsa Airports Improvement Trust 5.000% 06/01/2023	420,000	442,844
Tulsa Airports Improvement Trust 5.000% 06/01/2024	230,000	242,310
Tulsa Airports Improvement Trust 5.250% 06/01/2025	245,000	258,855
Tulsa Airports Improvement Trust 5.250% 06/01/2026	360,000	380,207
Tulsa Airports Improvement Trust 4.000% 06/01/2035	1,355,000	1,518,548
Tulsa Airports Improvement Trust 4.000% 06/01/2036	145,000	161,843
#Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	370,692
Tulsa Parking Authority 4.000% 07/01/2025	500,000	521,615
		7,305,647
Utilities (18.8%)
Clinton Public Works Authority 4.000% 12/01/2034	750,000	818,700
Clinton Public Works Authority 4.000% 12/01/2039	500,000	542,595
Coweta Public Works Authority 4.000% 08/01/2032	1,000,000	1,118,740
Edmond Public Works Authority 5.000% 07/01/2032	500,000	621,625
Glenpool Utility Services Authority 5.100% 12/01/2035	250,000	257,985
Miami Special Utility Authority 4.000% 12/01/2036	500,000	564,755
*Midwest City Municipal Authority 5.000% 03/01/2025	2,000,000	2,095,220
Oklahoma City Water Utilities Trust 5.000% 07/01/2031	250,000	265,432
Oklahoma City Water Utilities Trust 5.000% 07/01/2034	100,000	118,652
Oklahoma City Water Utilities Trust 4.000% 07/01/2039	175,000	192,761
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	429,056
Oklahoma Municipal Power Authority 5.000% 01/01/2021	250,000	258,725
Oklahoma Water Resources Board 5.000% 04/01/2032	140,000	152,513
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	295,895
Oklahoma Water Resources Board 5.000% 10/01/2033	500,000	584,975
Oklahoma Water Resources Board 4.000% 10/01/2043	830,000	945,868
Oklahoma Water Resources Board 4.000% 10/01/2048	850,000	960,321
Sallisaw Municipal Authority 4.450% 01/01/2028	100,000	100,280
Sapulpa Municipal Authority 5.000% 04/01/2028	750,000	840,232
		11,164,330

TOTAL MUNICIPAL BONDS (COST: $53,290,542)		$56,387,921

OTHER ASSETS LESS LIABILITIES (5.2%)		$3,075,308

NET ASSETS (100.0%)		$59,463,229

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of January 31, 2019 there were no such purchases.
#When-issued purchase as of July 31, 2020

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS January 31, 2020 (unaudited)

General Obligation	42.9%
Health Care	14.8%
Other Revenue	10.4%
Pre-Refunded	9.8%
Housing	7.6%
Utilities	6.2%
Cash Equivalents and Other	3.4%
Transportation	3.1%
Education	1.8%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2020 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.6%)

Education (1.8%)
Montana State Board of Regents 4.000% 11/15/2025	$500,000	$546,075
Montana State Board of Regents 5.000% 11/15/2025	500,000	582,295
Montana State Board of Regents 5.000% 11/15/2030	240,000	277,080
		1,405,450
General Obligation (42.9%)
City of Bozeman MT 4.000% 07/01/2028	540,000	607,181
City of Bozeman MT 4.000% 07/01/2034	500,000	599,625
City & County of Butte Silver Bow MT 4.000% 07/01/2030	225,000	260,701
City & County of Butte Silver Bow MT 4.000% 07/01/2032	240,000	273,900
City & County of Butte Silver Bow MT 4.500% 07/01/2034	850,000	998,555
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031	700,000	827,050
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039	455,000	576,253
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039	1,000,000	1,173,590
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034	500,000	533,875
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035	300,000	318,186
Gallatin County School District No 72 Ophir 3.500% 07/01/2023	555,000	571,944
Gallatin County School District No 72 Ophir 3.750% 07/01/2024	645,000	665,305
Gallatin County School District No 72 Ophir 4.000% 07/01/2025	420,000	434,225
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032	610,000	693,558
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033	260,000	294,726
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	415,000	464,456
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	599,156
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031	265,000	317,473
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034	465,000	529,165
Missoula High School District No 1 4.000% 07/01/2032	275,000	316,555
Hellgate School District No 4 5.000% 06/15/2028	500,000	636,245
Hellgate School District No 4 5.000% 06/15/2029	500,000	631,905
Hellgate School District No 4 5.000% 06/15/2030	500,000	628,195
City of Missoula MT 4.000% 07/01/2031	250,000	284,523
*Missoula County Elementary School District No 1 4.000% 07/01/2032	500,000	568,340
Missoula County Elementary School District No 1 4.000% 07/01/2033	750,000	859,793
State of Montana 4.000% 08/01/2023	385,000	429,487
State of Montana 4.000% 08/01/2026	855,000	976,094
State of Montana 4.000% 08/01/2027	480,000	545,813
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037	250,000	289,770
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038	965,000	1,116,351
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039	355,000	409,319
County of Ravalli MT 4.250% 07/01/2027	150,000	150,554
County of Ravalli MT 4.350% 07/01/2028	155,000	155,584
County of Ravalli MT 4.400% 07/01/2029	165,000	165,617
County of Ravalli MT 4.250% 07/01/2030	755,000	846,174
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038	250,000	291,295
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039	250,000	290,330
Silver Bow County School District No 1 4.000% 07/01/2038	1,960,000	2,267,406
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039	300,000	381,243
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037	530,000	632,258
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039	275,000	325,551
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	499,266
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	245,475
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	592,655
Yellowstone County School District No 2 Billings 5.000% 06/15/2026	515,000	606,047
Yellowstone County School District No 2 Billings 5.000% 06/15/2027	1,000,000	1,174,620
Yellowstone County School District No 2 Billings 5.000% 06/15/2031	350,000	417,708
Yellowstone County School District No 2 Billings 5.000% 06/15/2032	435,000	517,346
#Yellowstone County School District No 2 Billings 3.000% 06/15/2032	630,000	690,285
#Yellowstone County School District No 2 Billings 3.000% 06/15/2034	315,000	341,932
#Yellowstone County School District No 2 Billings 3.000% 06/15/2035	430,000	464,589
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037	875,000	1,005,051
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037	1,000,000	1,254,480
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038	1,500,000	1,849,455
		33,596,235
Health Care (14.8%)
Montana Facility Finance Authority 4.500% 07/01/2023	1,025,000	1,058,692
*Montana Facility Finance Authority 4.650% 07/01/2024	1,365,000	1,411,451
Montana Facility Finance Authority 4.750% 07/01/2025	380,000	393,197
Montana Facility Finance Authority 5.000% 07/01/2032	1,000,000	1,211,890
Montana Facility Finance Authority 5.000% 07/01/2033	1,000,000	1,208,340
Montana Facility Finance Authority 5.000% 08/15/2048	500,000	606,470
Montana Facility Finance Authority 4.000% 01/01/2038	1,000,000	1,169,590
Montana Facility Finance Authority 5.000% 06/01/2028	1,015,000	1,202,734
Montana Facility Finance Authority 5.000% 06/01/2029	915,000	1,093,562
Montana Facility Finance Authority 5.000% 06/01/2035	425,000	529,295
Montana Facility Finance Authority 5.000% 06/01/2036	700,000	867,097
County of Yellowstone MT 4.000% 10/01/2029	710,000	800,745
		11,553,063
Housing (7.6%)
Montana Board of Housing 3.000% 12/01/2023	75,000	76,874
Montana Board of Housing 3.150% 06/01/2024	285,000	289,799
Montana Board of Housing 3.150% 12/01/2024	100,000	102,804
Montana Board of Housing 3.350% 06/01/2025	130,000	134,043
Montana Board of Housing 3.875% 12/01/2023	155,000	162,195
Montana Board of Housing 4.050% 06/01/2024	135,000	143,386
Montana Board of Housing 4.050% 12/01/2024	390,000	416,305
Montana Board of Housing 4.650% 12/01/2028	215,000	229,553
Montana Board of Housing 3.100% 06/01/2021	295,000	300,298
Montana Board of Housing 3.400% 12/01/2033	500,000	537,290
Montana Board of Housing 3.250% 12/01/2044	1,500,000	1,544,355
Montana Board of Housing 2.800% 12/01/2039	895,000	905,507
Montana Board of Housing 3.800% 12/01/2038	995,000	1,081,446
		5,923,855
Other Revenue (10.4%)
City of Billings MT 5.500% 07/01/2026	275,000	283,632
City of Billings MT 4.700% 07/01/2021	25,000	25,098
City of Billings MT 4.800% 07/01/2022	70,000	70,283
City of Billings MT 4.375% 07/01/2029	490,000	511,354
*City of Billings MT 5.000% 07/01/2033	900,000	959,310
City of Billings MT 5.000% 07/01/2032	710,000	849,004
City of Bozeman MT 4.950% 07/01/2028	200,000	200,592
City & County of Butte Silver Bow MT 5.000% 07/01/2021	410,000	422,181
Gallatin County Rural Improvement District 5.500% 07/01/2025	470,000	471,950
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,004,060
City of Great Falls MT 5.550% 07/01/2029	275,000	278,831
City of Kalispell MT 5.000% 07/01/2033	500,000	616,235
City of Livingston MT 4.000% 07/01/2034	525,000	586,210
Madison County Rural Improvement District 5.500% 07/01/2025	410,000	411,533
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,003,410
City of Missoula MT 4.750% 07/01/2027	120,000	120,383
City of Missoula MT 6.000% 07/01/2030	200,000	203,130
City of Missoula MT 5.125% 07/01/2026	125,000	125,514
		8,142,710
Pre-refunded (9.8%)
Montana Facility Finance Authority 5.250% 06/01/2030	660,000	669,095
Montana Facility Finance Authority 5.125% 06/01/2026	1,000,000	1,015,410
Montana Facility Finance Authority 5.500% 01/01/2025	575,000	599,575
Montana Facility Finance Authority 5.750% 01/01/2031	815,000	851,691
Montana State Board of Regents 5.000% 11/15/2023	250,000	268,805
*Montana State Board of Regents 4.000% 05/15/2025	2,000,000	2,145,320
Montana State Board of Regents 4.000% 05/15/2026	1,145,000	1,228,196
*Montana Board of Housing 4.700% 12/01/2026	590,000	600,030
Montana Board of Housing 4.850% 06/01/2028	275,000	280,013
		7,658,135
Transportation (3.1%)
City of Billings MT Airport Revenue 5.000% 07/01/2020	235,000	238,262
Missoula Parking Commission 4.000% 10/01/2026	835,000	932,127
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,391
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,401
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	371,502
Missoula Special Improvement Districts/MT 4.625% 07/01/2023	240,000	242,654
Missoula Special Improvement Districts/MT 5.250% 07/01/2027	240,000	243,250
Missoula Special Improvement Districts/MT 5.500% 07/01/2031	235,000	238,095
		2,471,682
Utilities (6.2%)
City of Billings MT 5.000% 07/01/2031	260,000	327,642
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039	1,510,000	1,654,190
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	238,826
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026	225,000	248,868
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028	250,000	288,600
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029	250,000	285,727
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033	250,000	284,477
*City of Forsyth MT 5.000% 05/01/2033	1,000,000	1,030,590
City of Red Lodge MT Water System Revenue 2.500% 07/01/2039	500,000	506,690
		4,865,610

TOTAL MUNICPAL BONDS (COST: $71,367,485)		$75,616,740

OTHER ASSETS LESS LIABILITIES (3.4%)		$2,689,653

NET ASSETS (100.0%)		$78,306,393

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of July 31, 2018 there were no such purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS January 31, 2020 (unaudited)

General Obligation	23.8%
Other Revenue	21.5%
Health Care	21.1%
Utilities	11.6%
Education	5.6%
Pre-Refunded	5.4%
Transportation	4.1%
Cash Equivalents and Other	3.8%
Housing	3.1%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2020 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.2%)

Education (5.6%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025	$415,000	$472,818
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028	365,000	408,435
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033	500,000	551,470
University of North Dakota 5.000% 04/01/2024	250,000	272,450
		1,705,173
General Obligation (23.8%)
City of Bismarck ND 5.000% 05/01/2021	410,000	429,577
City of Bismarck ND 5.000% 05/01/2022	250,000	271,532
City of Bismarck ND 2.000% 05/01/2029	375,000	381,829
Bismarck Public School District No 1 4.000% 05/01/2026	750,000	806,723
Dickinson Public School District No 1 4.000% 08/01/2034	400,000	445,772
City of Fargo ND 4.000% 05/01/2023	300,000	312,690
City of Grand Forks ND 4.000% 12/01/2039	470,000	538,582
City of Grand Forks ND 4.500% 05/01/2032	240,000	268,673
City of Horace ND 4.250% 05/01/2035	340,000	357,687
Mandan Public School District No 1 3.125% 08/01/2024	200,000	212,256
City of Minot ND Airport Revenue 3.500% 10/01/2025	570,000	606,104
City of Minot ND Airport Revenue 4.000% 10/01/2028	355,000	379,392
Nesson Public School District No 2 4.000% 08/01/2039	500,000	558,795
West Fargo Park District 3.000% 05/01/2028	335,000	374,744
West Fargo Park District 2.375% 05/01/2039	275,000	278,036
*West Fargo Public School District No 6 4.000% 05/01/2023	500,000	521,730
City of Williston ND 4.000% 05/01/2035	200,000	212,196
City of Williston ND 4.000% 05/01/2038	230,000	243,115
		7,199,433
Health Care (21.1%)
County of Cass ND 5.000% 02/15/2033	445,000	531,205
County of Cass ND 4.125% 02/15/2037	595,000	658,088
*County of Cass ND 4.250% 02/15/2043	1,290,000	1,424,689
City of Fargo ND 5.500% 11/01/2020	500,000	519,115
City of Fargo ND 6.000% 11/01/2028	500,000	549,680
City of Grand Forks ND 5.000% 12/01/2022	500,000	535,840
City of Grand Forks ND 4.000% 12/01/2027	400,000	414,176
City of Grand Forks ND 5.000% 12/01/2032	250,000	264,217
City of Grand Forks ND 5.125% 12/01/2025	250,000	276,390
City of Grand Forks ND 3.000% 12/01/2020	135,000	135,907
City of Langdon ND 6.200% 01/01/2025	155,000	155,560
North Dakota Housing Finance Agency 3.500% 07/01/2035	750,000	802,973
County of Ward ND 5.000% 06/01/2053	100,000	113,384
		6,381,224
Housing (3.1%)
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	152,752
North Dakota Housing Finance Agency 3.550% 07/01/2033	250,000	266,692
North Dakota Housing Finance Agency 2.950% 07/01/2039	250,000	257,473
North Dakota Housing Finance Agency 3.050% 07/01/2043	250,000	257,323
		934,240
Other Revenue (21.5%)
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032	400,000	422,804
City of Grand Forks ND 5.000% 12/15/2028	250,000	303,845
Jamestown Park District/ND 4.000% 07/01/2032	500,000	545,715
Jamestown Park District/ND 4.000% 07/01/2033	345,000	375,229
Jamestown Park District/ND 3.000% 07/01/2035	500,000	517,240
*City of Mandan ND 4.000% 09/01/2034	500,000	543,555
City of Mandan ND 3.250% 09/01/2041	1,250,000	1,275,225
Minot Park District 3.000% 12/01/2028	250,000	262,308
Minot Park District 3.750% 12/01/2038	435,000	471,418
North Dakota Public Finance Authority 5.000% 06/01/2020	40,000	40,100
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,698
North Dakota Public Finance Authority 6.000% 06/01/2034	200,000	200,506
North Dakota Public Finance Authority 4.500% 06/01/2026	400,000	420,480
North Dakota Public Finance Authority 4.000% 06/01/2030	400,000	434,428
North Dakota Public Finance Authority 4.000% 06/01/2028	265,000	294,415
North Dakota Public Finance Authority 5.000% 06/01/2028	130,000	155,717
		6,503,683
Pre-refunded (5.4%)
Barnes County North Public School District Building Authority 4.000% 05/01/2022	250,000	259,187
County of Burleigh ND 5.000% 07/01/2022	300,000	331,620
County of Burleigh ND 4.500% 07/01/2032	250,000	271,655
County of Burleigh ND 5.000% 07/01/2035	500,000	528,320
Grand Forks Regional Airport Authority 4.500% 06/01/2028	230,000	240,748
		1,631,530
Transportation (4.1%)
Grand Forks Regional Airport Authority 4.600% 06/01/2024	350,000	350,784
Grand Forks Regional Airport Authority 5.000% 06/01/2029	500,000	501,220
Grand Forks Regional Airport Authority 4.500% 06/01/2028	370,000	386,432
		1,238,436
Utilities (11.6%)
City of Bismarck ND Water Revenue 3.000% 04/01/2021	495,000	495,238
*City of Bismarck ND Water Revenue 3.625% 04/01/2025	675,000	675,715
City of Bismarck ND Water Revenue 3.750% 04/01/2026	265,000	265,228
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038	290,000	295,629
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040	485,000	486,571
*County of McLean ND 4.875% 07/01/2026	750,000	761,370
#Pembina County Water Resource District 2.250% 05/01/2039	305,000	302,749
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034	250,000	252,695
		3,535,195

TOTAL MUNICIPAL BONDS (COST: $27,736,725)		$29,128,914

OTHER ASSETS LESS LIABILITIES (3.8%)		$1,140,856

NET ASSETS (100.0%)		$30,269,770

*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of January 31, 2020 there were no such purchases.
#When-issued purchase as of January 31, 2020.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2020 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$58,836,728	$14,554,324	$46,502,931

Investments in securities, at value	$62,530,208	$15,295,226	$49,208,389
Cash and cash equivalents	2,603,128	425,052	2,262,593
Receivable for Fund shares sold	103,463	205,000	100,000
Accrued interest receivable	943,386	105,177	406,975
Receivable from affiliate	10,268	5,577	9,249
Prepaid expenses	1,969	1,525	5,862
Total assets	$66,192,422	$16,037,557	$51,993,068

LIABILITIES
Payable for securities purchased	$0	$0	$931,159
Payable for Fund shares redeemed	0	39,327	10,000
Dividends payable	111,472	25,008	81,082
Trustees’ fees payable	616	150	484
Payable to affiliates	58,514	17,218	47,320
Accrued expenses	8,365	3,100	5,520
Total liabilities	$178,967	$84,803	$1,075,565

NET ASSETS	$66,013,455	$15,952,754	$50,917,503

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$62,880,832	$15,597,737	$48,919,468
Distributable earnings	3,132,623	355,017	1,998,035

NET ASSETS	$66,013,455	$15,952,754	$50,917,503

Net Assets - Class A	$59,641,552	$15,302,411	$48,719,366
Net Assets - Class I	$6,371,903	$650,343	$2,198,137
Shares outstanding - Class A	5,442,333	1,398,830	4,560,568
Shares outstanding - Class I	581,198	59,431	205,858
Net asset value per share - Class A*	$10.96	$10.94	$10.68
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$11.24	$11.22	$10.95
Net asset value per share - Class I	$10.96	$10.94	$10.68

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2020 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$53,290,542	$71,367,485	$27,736,725

Investments in securities, at value	$56,387,921	$75,616,740	$29,128,914
Cash and cash equivalents	2,880,732	3,732,979	1,286,738
Receivable for Fund shares sold	90,631	281,786	0
Accrued interest receivable	616,095	406,299	270,471
Receivable from affiliate	9,422	11,419	6,989
Prepaid expenses	1,912	2,443	1,778
Total assets	$59,986,713	$80,051,666	$30,694,890

LIABILITIES
Payable for securities purchased	$364,671	$1,486,851	$302,636
Payable for Fund shares redeemed	1,037	37,991	30,000
Dividends payable	97,794	142,461	58,547
Trustees’ fees payable	565	737	288
Payable to affiliates	54,094	68,624	29,250
Accrued expenses	5,323	8,609	4,399
Total liabilities	$523,484	$1,745,273	$425,120

NET ASSETS	$59,463,229	$78,306,393	$30,269,770

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$56,819,359	$77,110,017	$29,696,215
Distributable earnings	2,643,870	1,196,376	573,555

NET ASSETS	$59,463,229	$78,306,393	$30,269,770

Net Assets - Class A	$55,583,571	$66,953,488	$28,053,609
Net Assets - Class I	$3,879,658	$11,352,905	$2,216,161
Shares outstanding - Class A	4,633,152	6,515,400	2,698,617
Shares outstanding - Class I	323,103	1,104,663	213,117
Net asset value per share - Class A*	$12.00	$10.28	$10.40
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$12.31	$10.54	$10.67
Net asset value per share - Class I	$12.01	$10.28	$10.40

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2020 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$980,943	$229,400	$737,327
Total investment income	$980,943	$229,400	$737,327

EXPENSES
Investment advisory fees	$153,190	$38,765	$121,838
Distribution (12b-1) fees - Class A	69,141	18,649	58,702
Transfer agent fees	39,791	12,328	32,266
Administrative service fees	61,041	29,002	52,262
Professional fees	8,383	3,144	6,914
Reports to shareholders	1,702	462	945
License, fees, and registrations	970	1,249	2,241
Audit fees	5,232	1,324	4,161
Trustees’ fees	3,424	866	2,723
Transfer agent out-of-pockets	2,508	749	1,809
Custodian fees	3,481	1,057	2,611
Legal fees	3,267	827	2,598
Insurance expense	615	128	436
Total expenses	$352,745	$108,550	$289,506
Less expenses waived or reimbursed (See Note 7)	(59,904)	(33,284)	(52,874)
Total net expenses	$292,841	$75,266	$236,632

NET INVESTMENT INCOME (LOSS)	$688,102	$154,134	$500,695

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$49,737	$14,326	$8,576
Net change in unrealized appreciation (depreciation) of investments	706,543	115,755	484,204
Net realized and unrealized gain (loss) on investments	$756,280	$130,081	$492,780

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,444,382	$284,215	$993,475

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2020 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$834,802	$1,216,926	$471,499
Total investment income	$834,802	$1,216,926	$471,499

EXPENSES
Investment advisory fees	$132,635	$184,884	$70,964
Distribution (12b-1) fees - Class A	61,786	79,297	32,747
Transfer agent fees	34,857	47,397	20,056
Administrative service fees	55,286	69,915	38,018
Professional fees	7,230	9,727	4,453
Reports to shareholders	872	1,634	772
License, fees, and registrations	1,047	1,249	1,503
Audit fees	4,528	6,315	2,424
Trustees’ fees	2,965	4,133	1,587
Transfer agent out-of-pockets	1,451	2,671	1,230
Custodian fees	2,647	4,024	1,520
Legal fees	2,828	3,943	1,514
Insurance expense	445	666	229
Total expenses	$308,577	$415,855	$177,017
Less expenses waived or reimbursed (See Note 7)	(53,114)	(66,584)	(40,645)
Total net expenses	$255,463	$349,271	$136,372

NET INVESTMENT INCOME (LOSS)	$579,339	$867,655	$335,127

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(11,760)	$4,793	$0
Net change in unrealized appreciation (depreciation) of investments	654,823	733,387	219,925
Net realized and unrealized gain (loss) on investments	$643,063	$738,180	$219,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,222,402	$1,605,835	$555,052

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2020 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$688,102	$154,134	$500,695
Net realized gain (loss) from investment transactions	49,737	14,326	8,576
Net change in unrealized appreciation (depreciation) of investments	706,543	115,755	484,204
Net increase (decrease) in net assets resulting from operations	$1,444,382	$284,215	$993,475

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(614,228)	$(147,478)	$(480,425)
Distributions - Class I	(73,652)	(6,518)	(20,266)
Total distributions	$(687,880)	$(153,996)	$(500,691)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$8,468,728	$661,569	$5,208,186
Proceeds from sale of shares - Class I	1,026,958	124,000	1,111,242
Proceeds from reinvested dividends - Class A	428,552	98,079	276,454
Proceeds from reinvested dividends - Class I	22,374	5,015	14,361
Cost of shares redeemed - Class A	(2,873,850)	(203,628)	(2,033,317)
Cost of shares redeemed - Class I	(164,913)	(54,766)	(15,838)
Net increase (decrease) in net assets resulting from capital share transactions	$6,907,849	$630,269	$4,561,088

TOTAL INCREASE (DECREASE) IN NET ASSETS	$7,664,351	$760,488	$5,053,872
NET ASSETS, BEGINNING OF PERIOD	58,349,104	15,192,266	45,863,631
NET ASSETS, END OF PERIOD	$66,013,455	$15,952,754	$50,917,503

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2020 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$579,339	$867,655	$335,127
Net realized gain (loss) from investment transactions	(11,760)	4,793	0
Net change in unrealized appreciation (depreciation) of investments	654,823	733,387	219,925
Net increase (decrease) in net assets resulting from operations	$1,222,402	$1,605,835	$555,052

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(535,146)	$(732,769)	$(306,154)
Distributions - Class I	(43,891)	(134,857)	(28,341)
Total distributions	$(579,037)	$(867,626)	$(334,495)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$12,766,879	$8,705,353	$5,909,973
Proceeds from sale of shares - Class I	446,396	2,630,443	271,589
Proceeds from reinvested dividends - Class A	339,518	510,674	214,780
Proceeds from reinvested dividends - Class I	29,724	36,812	17,957
Cost of shares redeemed - Class A	(2,657,074)	(3,420,517)	(782,241)
Cost of shares redeemed - Class I	(59,844)	(719,201)	(222,834)
Net increase (decrease) in net assets resulting from capital share transactions	$10,865,599	$7,743,564	$5,409,224

TOTAL INCREASE (DECREASE) IN NET ASSETS	$11,508,964	$8,481,773	$5,629,781
NET ASSETS, BEGINNING OF PERIOD	47,954,265	69,824,620	24,639,989
NET ASSETS, END OF PERIOD	$59,463,229	$78,306,393	$30,269,770

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2019

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,594,595	$381,320	$1,019,078
Net realized gain (loss) from investment transactions	(7,050)	(15,185)	9,395
Net change in unrealized appreciation (depreciation) of investments	1,590,584	291,075	1,314,501
Net increase (decrease) in net assets resulting from operations	$3,178,129	$657,210	$2,342,974

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,470,533)	$(366,278)	$(1,004,458)
Distributions - Class I	(121,238)	(15,037)	(14,566)
Total distributions	$(1,591,771)	$(381,315)	$(1,019,024)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$3,015,498	$910,968	$3,849,230
Proceeds from sale of shares - Class I	2,623,930	373,010	839,295
Proceeds from reinvested dividends - Class A	1,207,656	295,993	701,590
Proceeds from reinvested dividends - Class I	38,737	14,228	11,230
Cost of shares redeemed - Class A	(9,221,320)	(4,588,284)	(6,241,497)
Cost of shares redeemed - Class I	(218,204)	(156,940)	(8,227)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,553,703)	$(3,151,025)	$(848,379)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(967,345)	$(2,875,130)	$475,571
NET ASSETS, BEGINNING OF PERIOD	59,316,449	18,067,396	45,388,060
NET ASSETS, END OF PERIOD	$58,349,104	$15,192,266	$45,863,631

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2019

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,062,621	$1,756,690	$627,361
Net realized gain (loss) from investment transactions	(150,092)	(72,164)	10,541
Net change in unrealized appreciation (depreciation) of investments	1,605,961	2,186,742	563,689
Net increase (decrease) in net assets resulting from operations	$2,518,490	$3,871,268	$1,201,591

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(998,724)	$(1,526,346)	$(587,871)
Distributions - Class I	(64,275)	(229,781)	(38,282)
Total distributions	$(1,062,999)	$(1,756,127)	$(626,153)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$6,778,668	$4,762,280	$1,872,549
Proceeds from sale of shares - Class I	2,557,478	3,899,627	1,187,139
Proceeds from reinvested dividends - Class A	682,605	1,261,278	479,386
Proceeds from reinvested dividends - Class I	52,809	88,318	31,657
Cost of shares redeemed - Class A	(5,640,750)	(10,266,656)	(3,289,829)
Cost of shares redeemed - Class I	(282,537)	(2,586,977)	(46,392)
Net increase (decrease) in net assets resulting from capital share transactions	$4,148,273	$(2,842,130)	$234,510

TOTAL INCREASE (DECREASE) IN NET ASSETS	$5,603,764	$(726,989)	$809,948
NET ASSETS, BEGINNING OF PERIOD	42,350,501	70,551,609	23,830,041
NET ASSETS, END OF PERIOD	$47,954,265	$69,824,620	$24,639,989

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds’ investments. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized using the effective yield method over the lives of the respective securities.

Cash and cash equivalents—The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2020:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$62,530,208	$0	$62,530,208
	Total	$0	$62,530,208	$0	$62,530,208

ME Muni Fund	Municipal Bonds	$0	$15,295,226	$0	$15,295,226
	Total	$0	$15,295,226	$0	$15,295,226

NE Muni Fund	Municipal Bonds	$0	$49,208,389	$0	$49,208,389
	Total	$0	$49,208,389	$0	$49,208,389

OK Muni Fund	Municipal Bonds	$0	$56,387,921	$0	$56,387,921
	Total	$0	$56,387,921	$0	$56,387,921

Tax-Free	Municipal Bonds	$0	$75,616,740	$0	$75,616,740
Fund for MT	Total	$0	$75,616,740	$0	$75,616,740

Tax-Free	Municipal Bonds	$0	$29,128,914	$0	$29,128,914
Fund for ND	Total	$0	$29,128,914	$0	$29,128,914

The Funds did not hold any Level 3 assets during the six months ended January 31, 2020.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2020, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$13,364,101	$3,073,410	$7,645,427	$9,596,544	$11,102,438	$5,574,178
Sales	$8,360,750	$2,660,000	$2,400,000	$665,000	$2,810,000	$635,000

NOTE 5: Capital Share Transactions

Six Months Ended 1/31/2020:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	763,002	59,033	480,816	1,066,711	843,725	567,008
Shares issued from reinvestments	47,084	10,761	31,112	34,421	59,844	25,246
Shares redeemed	(256,036)	(18,692)	(186,635)	(222,219)	(335,303)	(75,693)
Net increase (decrease)	554,050	51,102	325,293	878,913	568,266	516,561

Class I
Shares sold	94,271	10,382	104,375	37,119	256,380	25,959
Shares issued from reinvestments	2,501	558	1,689	2,941	4,381	2,093
Shares redeemed	(15,166)	(4,059)	(1,491)	(5,008)	(70,334)	(21,576)
Net increase (decrease)	81,606	6,881	104,573	35,052	190,427	6,476

Year Ended 7/31/19:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	284,606	85,040	367,685	579,400	477,288	184,663
Shares issued from reinvestments	113,919	27,715	67,797	58,935	126,865	47,321
Shares redeemed	(873,318)	(431,958)	(606,431)	(490,734)	(1,038,270)	(325,436)
Net increase (decrease)	(474,793)	(319,203)	(170,949)	147,601	(434,117)	(93,452)

Class I
Shares sold	248,166	35,277	80,917	221,889	392,106	116,708
Shares issued from reinvestments	3,633	1,330	1,080	4,536	8,886	3,113
Shares redeemed	(20,557)	(14,584)	(787)	(24,528)	(261,451)	(4,539)
Net increase (decrease)	231,242	22,023	81,210	201,897	139,541	115,282

NOTE 6: Income Tax Information

At July 31, 2019, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$53,994,091	$14,192,305	$41,645,231	$44,540,384	$63,297,119	$22,837,116
Unrealized appreciation	$3,001,135	$625,416	$2,221,319	$2,442,130	$3,541,587	$1,181,474
Unrealized depreciation	(8,238)	(258)	0	0	(25,319)	0
Net unrealized appreciation*	$2,992,897	$625,158	$2,221,319	$2,442,130	$3,516,268	$1,181,474
*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/19:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,591,771	$381,315	$1,019,024	$1,062,999	$1,756,127	$626,153

Period ended 7/31/18:
Tax-exempt income	$1,627,002	$424,791	$1,117,311	$1,030,794	$1,050,299	$351,743

Year ended 12/31/17:
Tax-exempt income					$1,838,548	$650,293

As of July 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$28,034	$5,737	$27,035	$26,686	$33,269	$9,112
Accumulated capital and other losses	(616,781)	(400,391)	(716,069)	(441,630)	(3,058,210)	(828,475)
Unrealized appreciation/(depreciation)*	2,992,897	625,158	2,221,319	2,442,130	3,516,268	1,181,474
Total accumulated earnings/(deficit)	$2,404,150	$230,504	$1,532,285	$2,027,186	$491,327	$362,111

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The Funds’ capital loss carryforward amounts as of July 31, 2019 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$529,076	$351,042	$684,350	$166,179	$1,938,429	$588,767
Non-expiring L-T losses	87,705	49,349	31,719	275,451	1,119,781	239,708
Total	$616,781	$400,391	$716,069	$441,630	$3,058,210	$828,475

For the year ended July 31, 2019, ME Muni Fund, NE Muni Fund, and Tax-Free Fund for ND utilized capital loss carryforwards of $2,783, $10,673, and $10,580, respectively.

Reclassifications for the year ended July 31, 2019, due to changes in market discount:

Tax-Free
Fund for MT
Distributable earnings	$134
Capital	$(134)

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2020 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2020, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There are no recoupment provisions in place for waived/reimbursed fees. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/20			Payable 1/31/20
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$153,190	$59,904	$0	$27,272	$10,268	$0
ME Muni Fund	$38,765	$33,284	$0	$6,649	$5,577	$0
NE Muni Fund	$121,838	$52,874	$0	$21,395	$9,249	$0
OK Muni Fund	$132,635	$53,114	$0	$24,992	$9,422	$0
Tax-Free Fund for MT	$184,884	$66,584	$0	$32,632	$11,419	$0
Tax-Free Fund for ND	$70,964	$40,645	$0	$12,763	$6,989	$0

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/20			Payable 1/31/20
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$49,737	$0	$69,141	$12,292
ME Muni Fund - A	$3,249	$0	$18,649	$3,190
NE Muni Fund - A	$11,565	$0	$58,702	$10,235
OK Muni Fund - A	$31,905	$0	$61,786	$11,682
Tax-Free Fund for MT - A	$61,102	$0	$79,297	$13,947
Tax-Free Fund for ND - A	$13,371	$0	$32,747	$5,911

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS

.

	Six Months Ended 1/31/20		Payable 1/31/20
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$42,299	$61,041	$8,256	$10,694
ME Muni Fund	$13,077	$29,002	$2,460	$4,919
NE Muni Fund	$34,075	$52,262	$6,642	$9,048
OK Muni Fund	$36,308	$55,286	$7,364	$10,056
Tax-Free Fund for MT	$50,068	$69,915	$9,850	$12,195
Tax-Free Fund for ND	$21,286	$38,018	$3,945	$6,631

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

NOTE 10. Recent Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards (“ASU”) Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management does not believe that adoption of ASU 2017-08 will materially impact the Funds' financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurements. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. As permitted, the Funds have early adopted ASU 2018-13 with the financial statements prepared as of July 31, 2019.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain disclosure requirements effective under Regulation S-X. The Funds' adoption of these amendments, effective with the financial statements prepared as of July 31, 2019 had no effect on the Funds' net assets or results of operations.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/20+	7/31/19	7/31/18	7/31/17	7/29/16	7/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.83	$10.53	$10.78	$11.13	$10.87	$10.85

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.29	$0.28	$0.30	$0.31	$0.31
Net realized and unrealized gain (loss) on investments (1)	0.13	0.30	(0.25)	(0.35)	0.26	0.02
Total from investment operations	$0.25	$0.59	$0.03	$(0.05)	$0.57	$0.33

Distributions from net investment income	$(0.12)	$(0.29)	$(0.28)	$(0.30)	$(0.31)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$10.96	$10.83	$10.53	$10.78	$11.13	$10.87

Total Return (excludes any applicable sales charge) #	2.34%	5.69%	0.32%	(0.42%)	5.30%	3.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$59,642	$52,936	$56,489	$61,775	$60,489	$58,578
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.18%	1.18%	1.16%	1.15%	1.18%	1.16%
Ratio of net investment income to average net assets ^ (2)	2.23%	2.74%	2.67%	2.76%	2.81%	2.80%
Portfolio turnover rate #	14.07%	28.75%	21.27%	6.85%	12.10%	10.87%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Period
	Months	Year	From
	Ended	Ended	11/1/17* to
	1/31/20+	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.83	$10.54	$10.74

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.32	$0.23
Net realized and unrealized gain (loss) on investments (1)	0.13	0.29	(0.20)
Total from investment operations	$0.27	$0.61	$0.03

Distributions from net investment income	$(0.14)	$(0.32)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$10.96	$10.83	$10.54

Total Return (excludes any applicable sales charge) #	2.47%	5.86%	0.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$6,372	$5,413	$2,828
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.93%	0.93%	0.92%
Ratio of net investment income to average net assets ^ (2)	2.48%	2.99%	2.99%
Portfolio turnover rate #	14.07%	28.75%	21.27%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/20+	7/31/19	7/31/18	7/31/17	7/29/16	7/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85	$10.64	$10.88	$11.31	$10.99	$11.00

Income (loss) from investment operations:
Net investment income (loss)	$0.11	$0.26	$0.24	$0.25	$0.27	$0.27
Net realized and unrealized gain (loss) on investments (1)	0.09	0.21	(0.24)	(0.43)	0.33	(0.01)
Total from investment operations	$0.20	$0.47	$0.00	$(0.18)	$0.60	$0.26

Less Distributions:
Distributions from net investment income	$(0.11)	$(0.26)	$(0.24)	$(0.25)	$(0.27)	$(0.27)
Distributions from net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions	$(0.11)	$(0.26)	$(0.24)	$(0.25)	$(0.28)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.94	$10.85	$10.64	$10.88	$11.31	$10.99

Total Return (excludes any applicable sales charge) #	1.84%	4.45%	0.04%	(1.55%)	5.44%	2.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$15,302	$14,622	$17,742	$19,811	$20,213	$17,475
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.41%	1.41%	1.33%	1.25%	1.29%	1.28%
Ratio of net investment income to average net assets ^ (2)	1.98%	2.40%	2.28%	2.31%	2.39%	2.45%
Portfolio turnover rate #	17.98%	7.56%	10.91%	21.81%	1.88%	16.18%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Period
	Months	Year	From
	Ended	Ended	11/1/17* to
	1/31/20+	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85	$10.65	$10.84

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.28	$0.20
Net realized and unrealized gain (loss) on investments (1)	0.09	0.20	(0.19)
Total from investment operations	$0.21	$0.48	$0.01

Distributions from net investment income	$(0.12)	$(0.28)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.94	$10.85	$10.65

Total Return (excludes any applicable sales charge) #	1.97%	4.61%	0.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$650	$570	$325
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.16%	1.16%	1.11%
Ratio of net investment income to average net assets ^ (2)	2.23%	2.65%	2.53%
Portfolio turnover rate #	17.98%	7.56%	10.91%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/20+	7/31/19	7/31/18	7/31/17	7/29/16	7/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.58	$10.25	$10.46	$10.82	$10.48	$10.40

Income (loss) from investment operations:
Net investment income (loss)	$0.11	$0.24	$0.24	$0.25	$0.27	$0.29
Net realized and unrealized gain (loss) on investments (1)	0.10	0.33	(0.21)	(0.36)	0.34	0.08
Total from investment operations	$0.21	$0.57	$0.03	$(0.11)	$0.61	$0.37

Distributions from net investment income	$(0.11)	$(0.24)	$(0.24)	$(0.25)	$(0.27)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.68	$10.58	$10.25	$10.46	$10.82	$10.48

Total Return (excludes any applicable sales charge) #	1.99%	5.65%	0.34%	(1.01%)	5.94%	3.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$48,719	$44,793	$45,182	$50,095	$46,217	$41,189
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.20%	1.21%	1.21%	1.18%	1.20%	1.19%
Ratio of net investment income to average net assets ^ (2)	2.05%	2.33%	2.36%	2.35%	2.58%	2.72%
Portfolio turnover rate #	5.12%	8.20%	8.99%	22.92%	7.47%	11.76%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Period
	Months	Year	From
	Ended	Ended	11/1/17* to
	1/31/20+	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.57	$10.25	$10.42

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.27	$0.20
Net realized and unrealized gain (loss) on investments (1)	0.11	0.32	(0.17)
Total from investment operations	$0.23	$0.59	$0.03

Distributions from net investment income	$(0.12)	$(0.27)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.68	$10.57	$10.25

Total Return (excludes any applicable sales charge) #	2.22%	5.81%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,198	$1,071	$206
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.95%	0.96%	0.97%
Ratio of net investment income to average net assets ^ (2)	2.30%	2.58%	2.63%
Portfolio turnover rate #	5.12%	8.20%	8.99%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/20+	7/31/19	7/31/18	7/31/17	7/29/16	7/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$11.86	$11.47	$11.74	$12.10	$11.64	$11.60

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.29	$0.27	$0.27	$0.28	$0.29
Net realized and unrealized gain (loss) on investments (1)	0.14	0.39	(0.27)	(0.36)	0.46	0.04
Total from investment operations	0.27	0.68	0.00	$(0.09)	$0.74	$0.33

Distributions from net investment income	$(0.13)	$(0.29)	$(0.27)	$(0.27)	$(0.28)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$12.00	$11.86	$11.47	$11.74	$12.10	$11.64

Total Return (excludes any applicable sales charge) #	2.29%	5.98%	(0.04%)	(0.71%)	6.47%	2.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$55,584	$44,534	$41,362	$47,374	$46,718	$42,427
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.18%	1.20%	1.19%	1.16%	1.19%	1.18%
Ratio of net investment income to average net assets ^ (2)	2.17%	2.46%	2.28%	2.30%	2.40%	2.44%
Portfolio turnover rate #	1.31%	18.37%	13.03%	5.30%	10.58%	14.53%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Period
	Months	Year	From
	Ended	Ended	11/1/17* to
	1/31/20+	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.87	$11.48	$11.69

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.31	$0.22
Net realized and unrealized gain (loss) on investments (1)	0.14	0.39	(0.21)
Total from investment operations	$0.29	$0.70	$0.01

Distributions from net investment income	$(0.15)	$(0.31)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$12.01	$11.87	$11.48

Total Return (excludes any applicable sales charge) #	2.42%	6.24%	0.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,880	$3,420	$989
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.93%	0.95%	0.96%
Ratio of net investment income to average net assets ^ (2)	2.42%	2.71%	2.62%
Portfolio turnover rate #	1.31%	18.37%	13.03%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Seven
	Months	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/20+	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18	$9.86	$10.08	$9.95	$10.26	$10.23

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.25	$0.14	$0.24	$0.27	$0.29
Net realized and unrealized gain (loss) on investments (1)	0.10	0.32	(0.22)	0.13	(0.31)	0.03
Total from investment operations	$0.22	$0.57	$(0.08)	$0.37	$(0.04)	$0.32

Less Distributions:
Dividends from net investment income	$(0.12)	$(0.25)	$(0.14)	$(0.24)	$(0.27)	$(0.29)
Total distributions	$(0.12)	$(0.25)	$(0.14)	$(0.24)	$(0.27)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.28	$10.18	$9.86	$10.08	$9.95	$10.26

Total Return (excludes any applicable sales charge) #	2.17%	5.90%	(0.74%)	3.77%	(0.43%)	3.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$66,953	$60,520	$62,913	$68,990	$75,870	$69,811
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.16%	1.17%	1.17%	1.15%	1.16%	1.15%
Ratio of net investment income to average net assets ^ (2)	2.32%	2.54%	2.52%	2.42%	2.63%	2.87%
Portfolio turnover rate #	3.93%	19.78%	16.63%	20.44%	16.58%	11.91%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Seven		Period
	Months	Year	Months	Year	From
	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/20+	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.18	$9.86	$10.08	$9.95	$10.41

Income (loss) from investment operations:
Net investment income (loss)	$0.13	$0.28	$0.16	$0.27	$0.12
Net realized and unrealized gain (loss) on investments (1)	0.10	0.32	(0.22)	0.13	(0.46)
Total from investment operations	$0.23	$0.60	$(0.06)	$0.40	$(0.34)

Less Distributions:
Dividends from net investment income	$(0.13)	$(0.28)	$(0.16)	$(0.27)	$(0.12)
Total distributions	$(0.13)	$(0.28)	$(0.16)	$(0.27)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.28	$10.18	$9.86	$10.08	$9.95

Total Return (excludes any applicable sales charge) #	2.30%	6.16%	(0.59%)	4.03%	(3.32%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$11,353	$9,305	$7,639	$5,196	$821
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.91%	0.92%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets ^ (2)	2.57%	2.80%	2.77%	2.65%	2.74%
Portfolio turnover rate #	3.93%	19.78%	16.63%	20.44%	16.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Seven
	Months	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/20+	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.31	$10.07	$10.26	$10.20	$10.47	$10.39

Income (loss) from investment operations:
Net investment income (loss)	$0.12	$0.27	$0.15	$0.26	$0.27	$0.27
Net realized and unrealized gain (loss) on investments (1)	0.09	0.24	(0.19)	0.06	(0.27)	0.08
Total from investment operations	$0.21	$0.51	$(0.04)	$0.32	$0.00	$0.35

Less Distributions:
Dividends from net investment income	$(0.12)	$(0.27)	$(0.15)	$(0.26)	$(0.27)	$(0.27)
Total distributions	$(0.12)	$(0.27)	$(0.15)	$(0.26)	$(0.27)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.40	$10.31	$10.07	$10.26	$10.20	$10.47

Total Return (excludes any applicable sales charge) #	2.07%	5.10%	(0.40%)	3.12%	(0.08%)	3.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$28,054	$22,508	$22,910	$23,548	$25,385	$26,045
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.27%	1.32%	1.31%	1.30%	1.27%	1.24%
Ratio of net investment income to average net assets ^ (2)	2.34%	2.63%	2.54%	2.51%	2.53%	2.62%
Portfolio turnover rate #	2.35%	23.16%	7.57%	11.14%	13.28%	19.05%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six		Seven		Period
	Months	Year	Months	Year	From
	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/20+	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.32	$10.07	$10.26	$10.20	$10.65

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.29	$0.16	$0.28	$0.12
Net realized and unrealized gain (loss) on investments (1)	0.08	0.25	(0.19)	0.06	(0.45)
Total from investment operations	$0.22	$0.54	$(0.03)	$0.34	$(0.33)

Less Distributions:
Dividends from net investment income	$(0.14)	$(0.29)	$(0.16)	$(0.28)	$(0.12)
Total distributions	$(0.14)	$(0.29)	$(0.16)	$(0.28)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.40	$10.32	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge) #	2.10%	5.47%	(0.25%)	3.38%	(3.11%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,216	$2,132	$920	$649	$386
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.02%	1.09%	1.06%	1.04%	1.05%
Ratio of net investment income to average net assets ^ (2)	2.59%	2.88%	2.78%	2.75%	2.82%
Portfolio turnover rate #	2.35%	23.16%	7.57%	11.14%	13.28%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/31/19	1/31/20	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$1,000.23	$4.93	0.98%
Actual - Class I	$1,000.00	$1,000.25	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$1,000.18	$4.93	0.98%
Actual - Class I	$1,000.00	$1,000.20	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$1,000.20	$4.93	0.98%
Actual - Class I	$1,000.00	$1,000.22	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$1,000.23	$4.93	0.98%
Actual - Class I	$1,000.00	$1,000.24	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$1,000.22	$4.93	0.98%
Actual - Class I	$1,000.00	$1,000.23	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$1,000.21	$4.93	0.98%
Actual - Class I	$1,000.00	$1,000.21	$3.67	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.21	$4.98	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.47	$3.71	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 366 days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

At a meeting held on November 2, 2018, the Board of Trustees (the “Board” or the “Trustees”) of Viking Mutual Funds (the “Trust”), including a majority of the trustees who are neither party to the advisory agreement nor “interested persons” of any such party (as such term is defined for regulatory purposes)(the “Independent Trustee”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of it series (each, a Fund and, together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”). The Board considered information received and discussions held at the November 2, 2018 Board meeting and, with respect to the Independent Trustees, discussions held at the October 12, 2018 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested information, provided by the Adviser, that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory Agreement for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided by the Adviser to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, the skills and capabilities of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 11 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. Upon a review of the total return history and category rankings of each Fund, according to Morningstar data, the Board determined that the performance of each Fund was satisfactory and that each Fund has been meeting its investment objective. In this regard, the Board made the following observations:

As of July 31, 2018, the Morningstar risk rating for Class A shares of: (1) Kansas Municipal Fund was below average for the 3-, 5-, and 10-year periods; (2) Nebraska Municipal Fund was high for the 3-year period and above average for the 5- and 10-year periods; (3) Oklahoma Municipal Fund was above average for the 3- and 5-year periods and high for the 10-year period; (4) Maine Municipal Fund was average for the 3-, 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was average for the 3- and 5-year periods and above average for the 10-year period; and (6) Viking Tax-Free Fund for Montana was average for the 3- and 5-year periods and above average for the 10-year period.

As of July 31, 2018, the Morningstar return rating for Class A shares of: (1) Kansas Municipal Fund was average for the 3-, 5-, and 10-year periods; (2) Nebraska Municipal Fund was average for the 3- and 10-year periods and above average for the 5-year period; (3) Oklahoma Municipal Fund was average for the 3-, 5- and 10-year periods; (4) Maine Municipal Fund was below average for the 3-, 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was average for the 3-, 5-, and 10-year periods; and (6) Viking Tax-Free Fund for Montana was average for the 3-, 5-, and 10-year periods.

As of July 31, 2018, the Fund performance for Class A shares of: (1) Kansas Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, above its category median for the 1-, 3-, and 5-year periods, and below its category median for the 10-year period; (2) Nebraska Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, above its category median for the 1-, 3-, and 5-year periods, and below its category median for the 10-year period; (3) Oklahoma Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, below its category median for the 1-year period, and above its category median for the 3-, 5-, and 10-year periods; (4) Maine Municipal Fund was below its index and category median for the 1-, 3-, 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was near its index for the 1- , 3-, 5-, and 10-year periods and below its category median for the 1-, 3-, and 10-year periods and near its category median for the 5-year period; and (6) Viking Tax-Free Fund for Montana was near its index for the 1-, 3-, 5-, and 10-year periods and below its category median for the 1-, 3-, and 10-year periods and at its category median for the 5-year period.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2017 and the six months ended June 30, 2018. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreements was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Funds would benefit from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level to benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board noted a general decline in assets since the last contract renewal, as a result of adverse market developments in connection with the Department of Labor’s fiduciary rule. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A shares of each Fund to other funds with a similar investment strategy and size, as determined by the Adviser, reflected that the net operating expense of 0.98% for Class A shares of each Fund is comparable to, although generally higher than, that of other similar funds.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. The Board considered that the Adviser does not benefit from soft dollar arrangements with respect to securities trading in the Funds in light of the types of securities traded for the Funds. The Board considered the foregoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board noted that their discussion in this regard was premised on numerous factors including the nature, extent and quality of the services provided by Viking, Viking’s resources, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable in light of the nature, extent and quality of services provided by the Adviser.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity Growth & Income Fund

Integrity Mid-North American Resources Fund

Government Bond Fund

Integrity Short Term Government Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 3, 2020

By: /s/ Adam Forthun
Adam Forthun
Treasurer

April 3, 2020